Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
Dividend On February 7, 2018, our Board of Directors declared a cash dividend of $0.25, payable on March 22, 2018 to shareholders of record as of March 6, 2018.